RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
RELATED PARTY TRANSACTIONS
Schedule of key management personnel compensation

	2019	2018	2017

Salaries and short-term benefits	$10.2	$9.9	$9.1
Share-based compensation	4.1	5.4	5.9
Other long-term benefits	1.3	1.2	8.5
	$15.6	$16.5	$23.5